Note 5 - Leases: Schedule of Lease expense and other information (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Details
Operating lease expense	$ 1,697,444	$ 4,975,191
Operating cash flows from operating leases	1,653,642	$ 4,843,874
Weighted-average remaining lease term - operating leases (in years)		6.80
Weighted-average discount rate - operating leases		5.78%
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	1,691,811	$ 1,691,811	$ 7,015,801
Lessee, Operating Lease, Liability, Payments, Due Year Two	6,560,469	6,560,469	5,930,343
Lessee, Operating Lease, Liability, Payments, Due Year Three	5,867,403	5,867,403	4,361,351
Lessee, Operating Lease, Liability, Payments, Due Year Four	5,254,912	5,254,912	2,836,961
Lessee, Operating Lease, Liability, Payments, Due Year Five	4,461,878	4,461,878	1,357,035
Lessee, Operating Lease, Liability, Payments, Due after Year Five	13,159,595	13,159,595	103,754
Lessee, Operating Lease, Liability, Payments, Due	36,996,068	36,996,068	$ 21,605,245
Less: Interest	(6,365,567)	(6,365,567)
Present Value of Lease Liability	$ 30,630,501	$ 30,630,501